GOODWILL	12 Months Ended
Dec. 31, 2022
GOODWILL

NOTE 12 — GOODWILL

Changes in goodwill are as follows during the years ended December 31, 2022 and 2021:

Balance as of December 31, 2020	$1,209,953
Additions - Foreign currency translation	110,147
Balance as of December 31, 2021	1,320,100
Less: Foreign currency translation	(113,150)
Additions - Goodwill on new acquisitions	50,399,733
Less: Impairment	(20,053,893)
Less: Goodwill tax adjustment	136,097
$31,688,887

Goodwill is allocated to the Company’s cash-generating units. The recoverable amounts of these cash- generating units have been determined based on value in use calculations. Other assumptions included in value in use calculations are closely linked to entity-specific key performance indicators. Based on the discounted cash flows of the cash generating units, the Company wrote off $20.1 million as of December 31, 2022. The cash generating units impaired were Property Investors Network of $5.8 million, University of Antelope Valley of $10.4 million, E-Squared Education of $2.3 million and Entrepreneurs Resort Ltd of $1.6 million due to a decrease in the fair value of the subsidiary based on a discounted cash flow model. See Note 4 — Business Combinations for additional details related to goodwill.